Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 20,460,706	$ 309,846	$ 162,064	$ 4,408,886	$ 185,310	$ 25,000	$ 66,818	$ 25,618,630	$ 8,327,591	$ 12,133,115
Algeria
Total	281,134		1,314		24,428			306,876	93,648	187,486
Algeria | Direction Generale des Impots, Direction des Grandes Entreprises c/o Sonatrach
Total	93,062							93,062	93,062
Algeria | Direction Generale des Impots, Direction des Grandes Entreprises
Total	121,272		1,314					122,586	586	120,686
Algeria | Agence Nationale pour Valorisation des Ressources en Hydrocarbures (ALNAFT)
Total	44,377							44,377		44,377
Algeria | Sonatrach
Total	22,423				24,428			46,851		22,423
Angola
Total	728,345		8,416	1,760,313	2,000		2,789	2,501,863	657,020	71,325
Angola | Caixa do Tesouro Nacional
Total	728,345		382					728,727	657,020	71,325
Angola | Ministerio dos Recursos Minerais, Petroleo e Gas
Total			8,034					8,034
Angola | ANPG - Agencia Nacional de Petroleo, Gas e Biocombustiveis
Total				1,760,313	2,000		2,789	1,765,102
Argentina
Total	104,020		20,112					124,132	9,974	94,046
Argentina | Administracion Federal de Ingresos Publicos
Total	25,261							25,261	9,974	15,287
Argentina | Secretaria de Energia, Republica Argentina
Total	25,029		14,418					39,447		25,029
Argentina | Provincia del Neuquen
Total	40,329		497					40,826		40,329
Argentina | Provincia de Tierra del Fuego
Total	13,401		5,197					18,598		13,401
Australia
Total	71,591		2,823					74,414	3,090	68,501
Australia | Australian Taxation Office
Total	11,692							11,692	3,090	8,602
Australia | Queensland Government
Total			2,823					2,823
Australia | Queensland Government, Queensland Revenue Office
Total	59,899							59,899		59,899
Azerbaijan
Total				38,481				38,481
Azerbaijan | State Oil Company of the Azerbaijan Republic
Total				38,481				38,481
Bolivia
Total	135,191		623	13,474			131	149,419		135,191
Bolivia | Yacimientos Petroliferos Fiscales Bolivianos (YPFB)
Total			623	13,474				14,097
Bolivia | Servicio de Impuestos Nacionales (SIN) c/o YPFB
Total	86,522							86,522		86,522
Bolivia | Departamentos c/o YPFB
Total	48,669							48,669		48,669
Bolivia | Fundesoc c/o Indigeneous Communities
Total							131	131
Brazil
Total	861,712		19,124	350,304	156,382			1,387,522	312,723	548,989
Brazil | Agencia National de Petroleo, Gas Natural e Biocombustiveis
Total			16,198					16,198
Brazil | Fundo de Compensacao Ambiental (FCA)
Total			1,047					1,047
Brazil | Receita Federal
Total	861,712							861,712	312,723	548,989
Brazil | Petrobras
Total					156,382			156,382
Brazil | Pre-sal Petroleo (PPSA)
Total				350,304				350,304
Brazil | Secretaria do Tesouro Nacional
Total			1,879					1,879
Brunei
Total	47,853		2	6,106				53,961	41,382	6,471
Brunei | Brunei Government
Total	47,853		2	6,106				53,961	41,382	6,471
China
Total	62,015			65,083				127,098	32,298	29,717
China | China National Petroleum Company
Total				65,083				65,083
China | Etoke Tax Bureau
Total	45,600							45,600	15,883	29,717
China | Guangzhou Offshore Oil Tax Bureau
Total	266							266	266
China | Tianjin Offshore Oil Tax Bureau
Total	16,149							16,149	16,149
Cyprus
Total			876					876
Cyprus | Ministry of Energy, Commerce, Industry and Tourism
Total			876					876
Denmark
Total	49,174		7,907					57,081	48,515	659
Denmark | Arbejdstilsynet
Total			224					224
Denmark | Energistyrelsen
Total			198					198
Denmark | Dansk Teknisk Universitet
Total			7,485					7,485
Denmark | Skat
Total	49,174							49,174	48,515	659
Egypt
Total			464					464
Egypt | Egyptian Natural Gas Holding Company
Total			464					464
France
Total							1,948	1,948
France | Alyse Guyane
Total							1,948	1,948
Gabon
Total	105,744		3,295			25,000	17,667	151,706	48,705	57,039
Gabon | Trsor Public Gabonais
Total	87,140		3,295				185	90,620	30,101	57,039
Gabon | Rpublique du Gabon
Total	18,604					$ 25,000	12,394	55,998	18,604
Gabon | Ville de Libreville
Total							949	949
Gabon | Ville de Port-Gentil
Total							3,962	3,962
Gabon | Miscellaneous PID beneficiaries
Total							59	59
Gabon | Miscellaneous PIH beneficiaries
Total							118	118
Guyana
Total			114					114
Guyana | Guyana Geology and Mines Commission
Total			114					114
Indonesia
Total	7,020			5,232				12,252	7,020
Indonesia | Directorate General of Taxation, Ministry of Finance
Total	7,020							7,020	7,020
Indonesia | Satuan Khusus Kegiatan Usaha Hulu Minyak dan Gas Bumi (SKK Migas)
Total				5,232				5,232
Iraq
Total	45,290	183,322	2,986					231,598	45,290
Iraq | Basra Oil Company
Total			2,986					2,986
Iraq | Iraqi General Commision for Tax-Corporate Division, via Iraqi Ministery of Oil
Total	20,593	183,322						203,915	20,593
Iraq | Ministry of Finance, General Commission of Taxation
Total	24,697							24,697	24,697
Italy
Total	65,614		1,844					67,458	6,971	58,643
Italy | Regione Basilicata
Total	41,304		1,245					42,549		41,304
Italy | Agenzia delle Entrate
Total	6,971							6,971	6,971
Italy | Comune Corleto Perticara
Total	3,896		212					4,108		3,896
Italy | Comune Gorgoglione
Total	599		4					603		599
Italy | Ministero dell'Economia e delle Finanze
Total			383					383
Italy | Tesoreria dello Stato
Total	12,844							12,844		12,844
Kazakhstan
Total	63,693		332	31,751			3,736	99,512		63,693
Kazakhstan | Atyrau and Mangistau regions c/o North Caspian Operating Company b.v.
Total			332					332
Kazakhstan | Atyrau region c/o North Caspian Operating Company b.v.
Total							1,574	1,574
Kazakhstan | Mangistau region c/o North Caspian Operating Company b.v.
Total							2,162	2,162
Kazakhstan | Ministry of Finance
Total	63,693							63,693		63,693
Kazakhstan | Ministry of Energy
Total				31,751				31,751
Kenya
Total			457					457
Kenya | Kenya Ministry of Finance And Economic Planning
Total			457					457
Lebanon
Total			138					138
Lebanon | Lebanese Petroleum Administration (LPA)
Total			138					138
Libya
Total	1,838,577		14,088	1,319,727			1,031	3,173,423	453,394	1,385,183
Libya | National Oil Corporation
Total			14,006	1,319,727			1,031	1,334,764
Libya | Ministry of Finance c/o National Oil Corporation
Total	501,398							501,398	453,394	48,004
Libya | Ministry of Oil and Gas
Total	1,337,179		82					1,337,261		1,337,179
Malaysia
Total	7,137	3,813	3,746	6,774				21,470	6,053	1,084
Malaysia | Ketua Pengarah Hasil Dalam Negeri
Total	6,053							6,053	6,053
Malaysia | Petronas
Total	1,084	3,813	146	6,774				11,817		1,084
Malaysia | TGS C/O Petronas
Total			3,600					3,600
Mexico
Total	552		1,046					1,598		552
Mexico | Servicio de Administracion Tributaria
Total	552							552		552
Mexico | Fondo Mexicano del Petroleo
Total			1,046					1,046
Mozambique
Total							3,472	3,472
Mozambique | Ministerio da Economia e Financas
Total							3,472	3,472
Namibia
Total			142					142
Namibia | Petrofund
Total			142					142
Netherlands
Total	343,231		728					343,959	343,231
Netherlands | Belastingdienst Nederland
Total	343,231		728					343,959	343,231
Nigeria
Total	1,214,672		22,520	95,237			35,236	1,367,665	1,059,075	155,597
Nigeria | Federal Inland Revenue Service
Total	584,986		8,479					593,465	584,986
Nigeria | Niger Delta Development Commission
Total							35,236	35,236
Nigeria | Nigerian Maritime Administration & Safety Agency, Federal Government of Nigeria
Total			1,254					1,254
Nigeria | Nigerian National Petroleum Corporation
Total				95,237				95,237
Nigeria | Nigerian Upstream Petroleum Regulatory Commission
Total	478,040		12,769					490,809	396,047	81,993
Nigeria | Nigerian Upstream Petroleum Regulatory Commission c/o Nigerian National Petroleum Corporation Ltd
Total	73,604		18					73,622		73,604
Nigeria | Federal Inland Revenue Service c/o Nigerian National Petroleum Corporation
Total	78,042							78,042	78,042
Norway
Total	3,605,310		3,263					3,608,573	3,547,847	57,463
Norway | Norwegian Tax Administration
Total	3,605,310							3,605,310	3,547,847	57,463
Norway | Norwegian Petroleum Directorate
Total			3,263					3,263
Oman
Total	479,341	54,621	215					534,177	7,411	471,930
Oman | Oman Ministry of Finance
Total	471,930		125					472,055		471,930
Oman | Oman Tax Authority
Total	7,411							7,411	7,411
Oman | Ministry of Energy and Minerals
Total		54,621	90					54,711
Papua New Guinea
Total			194					194
Papua New Guinea | Conservation & Environment Protection Authority
Total			194					194
Qatar
Total	187,211			715,927				903,138	159,356	27,855
Qatar | Qatar Energy
Total				715,927				715,927
Qatar | Qatar Ministry of Finance
Total	187,211							187,211	159,356	27,855
Republic of the Congo
Total	355,736		18,536	477			808	375,557	126,493	229,243
Republic of the Congo | Ministere des hydrocarbures
Total	334,645		968				$ 808	336,421	126,147	208,498
Republic of the Congo | Trsor Public
Total	20,745		17,568					38,313		20,745
Republic of the Congo | Socit Nationale des Ptroles Congolais
Total	346			$ 477				823	346
Sao Tome and Principe
Total			2,161		2,500			4,661
Sao Tome and Principe | Agenc. Nac. Petroleo de Sao Tome e Principe c/o Alliance Francaise
Total			1,742					1,742
Sao Tome and Principe | Agenc. Nac. Petroleo de Sao Tome e Principe c/o Universidade de STP
Total			419		$ 2,500			2,919
Senegal
Total			2,577					2,577
Senegal | Socit des Ptroles du Sngal
Total			2,577					2,577
Suriname
Total			227					227
Suriname | Staatsolie-Various associations
Total			227					227
Thailand
Total	24,851							24,851	24,458	393
Thailand | Revenue Department
Total	24,458							24,458	24,458
Thailand | Department of Mineral Fuels, Ministry Of Energy
Total	393							393		393
Uganda
Total			3,093					3,093
Uganda | Ministry of Energy and Mineral Development
Total			1,169					1,169
Uganda | Ministry of Water and Environment
Total			373					373
Uganda | Ministry of Wildlife, Tourism and Antiquities, UWA
Total			1,551					1,551
United Arab Emirates
Total	8,464,013		11,976					8,475,989		8,464,013
United Arab Emirates | Abu Dhabi Fiscal Authorities
Total	8,228,018		1,075					8,229,093		8,228,018
United Arab Emirates | Abu Dhabi National Oil Company
Total	235,995		10,901					246,896		235,995
United Kingdom
Total	1,293,637		6,080					1,299,717	1,293,637
United Kingdom | HM Revenue & Customs
Total	1,293,637							1,293,637	$ 1,293,637
United Kingdom | Crown Estate
Total			132					132
United Kingdom | North Sea Transition Authority
Total			5,948					5,948
United States
Total	18,042	68,090	645					86,777		18,042
United States | Dallas County Tax Assessor
Total	247							247		247
United States | Office of Natural Resources Revenue
Total		57,795	$ 645					58,440
United States | Johnson County Tax Assessor
Total	2,163							2,163		2,163
United States | Tarrant County Tax Assessor
Total	13,068							13,068		13,068
United States | Texas State Comptroller's Office
Total	2,460							2,460		2,460
United States | City of Fort Worth
Total		2,822						2,822
United States | Dallas/Fort Worth International Airport Board
Total		2,385						2,385
United States | City of Arlington
Total		1,414						1,414
United States | Tarrant Regional Water District
Total		441						441
United States | State of Texas
Total		357						357
United States | City of Richland Hills
Total		107						107
United States | City of North Richland Hills
Total		307						307
United States | Fort Worth Independent School District
Total		265						265
United States | Burleson Independent School District
Total		143						143
United States | Arlington Independent School District
Total		314						314
United States | Birdville Independent School District
Total		556						556
United States | Tarrant County College
Total		158						158
United States | City of Grand Prairie
Total		143						143
United States | Kennedale Independent School District
Total		108						108
United States | Grapevine-Colleyville Tax Office
Total	$ 104							104		$ 104
United States | City of Cleburne
Total		131						131
United States | City of Burleson
Total		150						150
United States | Mansfield Independent School District
Total		358						358
United States | White Settlement Independent School District
Total		$ 136						$ 136